UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
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Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         ETFlab Investment GmbH
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Address:      Wilhelm-Wagenfeld-Str. 20
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              D-80807 Munchen
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              Germany
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Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andreas Fehrenbach
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Title:   CEO
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Phone:   ++49 89 / 32729-3311
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Name:    Thomas Pohlmann
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Title:   Head of Sales
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Phone:   ++49 89 / 32729-3311
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Signature, Place, and Date of Signing:

   /s/ Andreas Fehrenbach          Munich, Germany          August 14, 2009
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     Andreas Fehrenbach             [City, State]                [Date]

     /s/ Thomas Pohlmann           Munich, Germany          August 14, 2009
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       Thomas Pohlmann              [City, State]                [Date]

Report Type (Check one only):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number    Name
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28-13421                DekaBank Deutsche Girozentrale
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               n.a.
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Form 13F Information Table Entry Total:          n.a.
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Form 13F Information Table Value Total:          n.a.
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                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE